S000077298 [Member] Investment Risks - Putnam ESG High Yield ETF	Apr. 30, 2025
Model risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Model risk: If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the fund. Investments made based on quantitative models may perform differently from the market as a whole.

Fluctuation of net asset value and share price risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fluctuation of net asset value and share price risk: Shares may trade at a larger premium or discount to the fund’s net asset value than shares of other ETFs. The net asset value of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) net asset value or the intraday value of the fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for fund shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

Trading issues risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading issues risk: The fund has a limited public trading history. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to net asset value than other actively managed ETFs. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. The market prices of the fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value, the intraday value of the fund’s holdings and supply and demand for the fund’s shares. The Investment Manager cannot predict whether the fund’s shares will trade above, below or at their net asset value or the intraday value of the fund’s holdings. During such periods, investors may incur significant losses if they sell shares.
The securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the shares’ net asset value may widen.

Large shareholder transaction risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large shareholder transaction risk: The fund is subject to the risk that shareholders will purchase or redeem large quantities of shares of the fund. The fund may be an investment option for mutual funds that are managed by the Investment Manager and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund.
Such shareholders may at times be considered to control the fund. In addition, a large number of shareholders may collectively purchase or redeem fund shares in large amounts rapidly or unexpectedly. Large shareholder transactions may adversely affect the fund’s liquidity and net assets. These redemptions may also adversely affect the fund’s performance if the fund is forced to sell securities, which may also increase the fund’s brokerage costs.

Authorized participant concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized participant concentration risk: Only an authorized participant may engage in creation and redemption transactions directly with the fund. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing.

Cash transactions risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash transactions risk: Unlike certain ETFs, the fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in the fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk: The fund’s use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Floating rate loan risk: To the extent the fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Fixed income investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed income investments risk: The risks associated with fixed income investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Fixed income investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term fixed income securities, and credit risk is generally greater for below-investment-grade fixed income securities (a significant part of the fund’s investments), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative.
The fund invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating organization rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. The fund may invest up to 15% of the fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating organization rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. This includes investments in the lowest rating category of the rating organization. The fund will not necessarily sell an investment if its rating is reduced after the fund buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the fund to sell the investment at a price approximating the value the Investment Manager had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the fund to buy or sell certain debt instruments or to establish their fair values.

Portfolio turnover rate [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio turnover rate: The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period.
From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs (including imputed transaction costs), which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Model risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Model risk: If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the fund. Investments made based on quantitative models may perform differently from the market as a whole.

Management and operational risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and operational risk: There is no guarantee that the investment techniques, analyses, or judgments that the Investment Manager applies in making investment decisions for the fund will produce the intended outcome or that the investments selected for the fund will perform as well as other securities that were not selected for the fund. The Investment Manager, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

ESG investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ESG investing risk: Investing with a focus on companies or issuers that meet the Investment Manager’s ESG criteria may result in the fund investing in certain types of companies, issuers, industries or sectors that the market may not favor. Conversely, investing in such companies or issuers may result in the fund foregoing investment in securities that outperform the fund’s investments in certain environments. In evaluating an investment opportunity, the Investment Manager may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. ESG metrics are not uniformly defined and applying such metrics involves subjective assessments. ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. The Investment Manager does not rely exclusively on third-party data providers in evaluating ESG criteria. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. The fund does not restrict its investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative) and does not restrict investments based solely on “negative screens”. In addition, a company’s or issuer’s business practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s ESG investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG criteria. Because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals, including ESG-related proposals.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.